UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 4.7%
Honeywell International, Inc.	509,882	$59,314,572
MTU Aero Engines AG	161,210	16,473,276
United Technologies Corp.	338,666	36,457,395

		$112,245,243
Airlines - 0.4%
Aena S.A.	72,609	$10,471,815

Alcoholic Beverages - 6.1%
AmBev S.A.	2,033,378	$11,789,880
Carlsberg Group	218,500	21,690,564
Diageo PLC	1,598,990	45,730,720
Heineken N.V.	277,923	26,237,020
Pernod Ricard S.A.	331,554	37,883,227

		$143,331,411
Apparel Manufacturers - 3.0%
Burberry Group PLC	718,132	$12,545,435
Compagnie Financiere Richemont S.A.	279,336	16,990,154
LVMH Moet Hennessy Louis Vuitton S.A.	242,834	41,646,322

		$71,181,911
Automotive - 1.1%
Delphi Automotive PLC	202,225	$13,714,900
Harley-Davidson, Inc.	229,286	12,133,815

		$25,848,715
Broadcasting - 7.2%
Omnicom Group, Inc.	279,979	$23,039,472
Time Warner, Inc.	797,168	61,102,927
Walt Disney Co.	520,662	49,957,519
WPP Group PLC	1,554,434	34,931,521

		$169,031,439
Brokerage & Asset Managers - 1.4%
Deutsche Boerse AG (a)	141,267	$11,813,651
Franklin Resources, Inc.	568,677	20,580,421

		$32,394,072
Business Services - 5.3%
Accenture PLC, “A”	462,259	$52,147,438
Adecco S.A.	287,474	15,779,629
Brenntag AG	151,701	7,532,012
Cognizant Technology Solutions Corp., “A” (a)	150,878	8,673,976
Compass Group PLC	1,397,406	26,557,340
NOW, Inc. (a)	126,544	2,317,021
PayPal Holdings, Inc. (a)	299,315	11,146,491

		$124,153,907
Cable TV - 1.4%
Charter Communications, Inc., “A” (a)	64,884	$15,239,305
Sky PLC	1,503,637	18,317,843

		$33,557,148

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.7%
3M Co.	228,599	$40,772,918
Monsanto Co.	218,586	23,338,427

		$64,111,345
Computer Software - 2.2%
Check Point Software Technologies Ltd. (a)	133,797	$10,286,313
Oracle Corp.	1,002,108	41,126,512

		$51,412,825
Consumer Products - 6.0%
Colgate-Palmolive Co.	442,514	$32,936,317
International Flavors & Fragrances, Inc.	125,837	16,767,780
Reckitt Benckiser Group PLC	574,834	55,703,143
Svenska Cellulosa Aktiebolaget	1,220,208	36,291,099

		$141,698,339
Electrical Equipment - 3.3%
Amphenol Corp., “A”	268,863	$16,002,726
Legrand S.A.	355,599	19,619,570
Schneider Electric S.A.	391,459	25,611,346
W.W. Grainger, Inc. (l)	73,950	16,183,958

		$77,417,600
Electronics - 1.9%
Hoya Corp.	335,000	$11,883,436
Microchip Technology, Inc.	322,617	17,950,410
Samsung Electronics Co. Ltd.	10,954	15,049,954

		$44,883,800
Energy - Independent - 0.1%
INPEX Corp.	262,900	$2,061,971

Food & Beverages - 6.1%
Danone S.A.	560,550	$43,166,744
Kellogg Co.	454,143	37,562,168
Nestle S.A.	783,945	62,848,253

		$143,577,165
Gaming & Lodging - 0.6%
Sands China Ltd.	1,147,600	$4,396,074
William Hill PLC	1,203,654	5,095,930
Wynn Resorts Ltd.	46,318	4,536,848

		$14,028,852
Insurance - 0.3%
Swiss Re Ltd.	96,874	$8,131,139

Internet - 0.7%
eBay, Inc. (a)	545,191	$16,988,152

Machinery & Tools - 0.4%
Kubota Corp.	671,300	$9,771,671

Major Banks - 5.0%
Bank of New York Mellon Corp.	978,761	$38,563,183
Goldman Sachs Group, Inc.	157,019	24,936,187

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Chartered PLC	1,406,931	$11,257,669
State Street Corp.	674,844	44,391,238

		$119,148,277
Medical Equipment - 14.0%
Cooper Cos., Inc.	139,642	$25,480,476
Dentsply Sirona, Inc.	187,843	12,029,466
Medtronic PLC	545,540	47,805,670
Sonova Holding AG	98,189	13,453,879
St. Jude Medical, Inc.	519,113	43,107,144
Stryker Corp.	384,683	44,730,939
Thermo Fisher Scientific, Inc.	437,041	69,419,592
Waters Corp. (a)	174,506	27,734,239
Zimmer Biomet Holdings, Inc.	364,507	47,801,448

		$331,562,853
Network & Telecom - 0.7%
Cisco Systems, Inc.	548,559	$16,747,506

Oil Services - 1.2%
National Oilwell Varco, Inc.	216,685	$7,009,760
Schlumberger Ltd.	260,108	20,943,896

		$27,953,656
Other Banks & Diversified Financials - 6.5%
American Express Co.	441,900	$28,484,874
Credicorp Ltd.	33,562	5,380,995
Erste Group Bank AG	332,770	8,819,134
Grupo Financiero Banorte S.A. de C.V.	1,493,884	8,181,704
Itau Unibanco Holding S.A., ADR	336,048	3,511,702
Julius Baer Group Ltd.	261,223	10,721,679
Kasikornbank PLC	1,025,180	5,882,053
Komercni Banka A.S.	94,618	3,722,121
UBS Group AG	2,112,620	29,099,749
Visa, Inc., “A”	626,853	48,925,877

		$152,729,888
Pharmaceuticals - 5.5%
Bayer AG	576,496	$62,015,957
Johnson & Johnson	117,279	14,686,849
Merck KGaA	195,015	21,532,324
Roche Holding AG	122,000	31,154,560

		$129,389,690
Railroad & Shipping - 2.4%
Canadian National Railway Co.	645,758	$40,818,363
Union Pacific Corp.	175,704	16,349,257

		$57,167,620
Restaurants - 0.6%
Whitbread PLC	265,728	$13,571,243

Specialty Chemicals - 3.7%
Akzo Nobel N.V.	408,906	$26,496,814
L’Air Liquide S.A.	88,220	9,408,312

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Linde AG	215,999	$31,079,361
Praxair, Inc.	180,793	21,069,616

		$88,054,103
Specialty Stores - 2.3%
AutoZone, Inc. (a)	23,169	$18,858,871
Hermes International	11,405	4,906,504
Sally Beauty Holdings, Inc. (a)	551,014	16,161,241
Urban Outfitters, Inc. (a)	514,461	15,382,384

		$55,309,000
Trucking - 1.6%
United Parcel Service, Inc., “B”	340,247	$36,780,701
Total Common Stocks		$2,324,713,057

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	33,618,532	$33,618,532

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.41%, at Net Asset Value (j)	1,498,858	$1,498,858
Total Investments		$2,359,830,447

Other Assets, Less Liabilities - 0.1%		1,978,433
Net Assets - 100.0%		$2,361,808,880

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,317,391,882	$—	$—	$1,317,391,882
United Kingdom	223,710,844	—	—	223,710,844
Switzerland	188,179,042	—	—	188,179,042
France	182,242,025	—	—	182,242,025
Germany	150,446,581	—	—	150,446,581
Netherlands	52,733,834	—	—	52,733,834
Canada	40,818,363	—	—	40,818,363
Sweden	36,291,099	—	—	36,291,099
Japan	—	23,717,078	—	23,717,078
Other Countries	98,904,182	10,278,127	—	109,182,309
Mutual Funds	35,117,390	—	—	35,117,390
Total Investments	$2,325,835,242	$33,995,205	$—	$2,359,830,447

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $5,882,053 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $15,049,954 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,781,297,494
Gross unrealized appreciation	635,139,268
Gross unrealized depreciation	(56,606,315)
Net unrealized appreciation (depreciation)	$578,532,953

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,213,582	225,181,567	(226,776,617)	33,618,532

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$68,709	$33,618,532

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

United States	57.3%
United Kingdom	9.5%
Switzerland	8.0%
France	7.7%
Germany	6.4%
Netherlands	2.2%
Canada	1.7%
Sweden	1.5%
Japan	1.0%
Other Countries	4.7%

6

QUARTERLY REPORT

July 31, 2016

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 59.1%
Aerospace - 2.0%
Cobham PLC	790,670	$1,790,411
Honeywell International, Inc.	108,795	12,656,122
Lockheed Martin Corp.	45,626	11,531,059
Northrop Grumman Corp.	9,502	2,058,418
United Technologies Corp.	75,320	8,108,198

		$36,144,208
Airlines - 0.1%
Air Canada (a)	302,912	$2,085,688

Alcoholic Beverages - 1.2%
AmBev S.A., ADR	195,873	$1,132,146
Heineken N.V.	116,294	10,978,609
Pernod Ricard S.A.	81,147	9,271,824

		$21,382,579
Apparel Manufacturers - 0.2%
Compagnie Financiere Richemont S.A.	38,419	$2,336,773
Li & Fung Ltd.	3,358,000	1,684,760

		$4,021,533
Automotive - 1.0%
Delphi Automotive PLC	49,640	$3,366,585
General Motors Co.	141,511	4,463,257
Johnson Controls, Inc.	89,971	4,131,468
Magna International, Inc.	120,049	4,624,872
USS Co. Ltd.	157,000	2,662,028

		$19,248,210
Broadcasting - 1.0%
Nippon Television Holdings, Inc.	57,000	$954,139
Omnicom Group, Inc.	99,029	8,149,096
ProSiebenSat.1 Media SE	87,028	3,978,487
Time Warner, Inc.	54,229	4,156,653
Viacom, Inc., “B”	39,205	1,782,651

		$19,021,026
Brokerage & Asset Managers - 0.5%
BlackRock, Inc.	16,490	$6,039,463
Computershare Ltd.	59,419	401,780
Daiwa Securities Group, Inc.	316,000	1,777,493
Franklin Resources, Inc.	50,320	1,821,081

		$10,039,817
Business Services - 3.3%
Accenture PLC, “A”	130,719	$14,746,410
Amadeus IT Holding S.A.	153,387	7,201,582
Bunzl PLC	182,599	5,715,274
Compass Group PLC	448,471	8,523,075
Fidelity National Information Services, Inc.	28,676	2,280,602
Global Payments, Inc.	110,918	8,281,138
Nomura Research Institute Ltd.	196,390	6,928,964
Secom Co. Ltd.	44,100	3,312,064

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
SGS S.A.	2,000	$4,426,331

		$61,415,440
Cable TV - 0.8%
Charter Communications, Inc., “A” (a)	13,896	$3,263,754
Comcast Corp., “A”	159,947	10,756,436

		$14,020,190
Chemicals - 2.5%
3M Co.	98,762	$17,615,190
Givaudan S.A.	2,589	5,321,180
LyondellBasell Industries N.V., “A”	83,448	6,280,296
Monsanto Co.	21,344	2,278,899
Orica Ltd.	193,502	2,085,524
PPG Industries, Inc.	100,105	10,481,995
Yara International ASA	54,425	1,769,410

		$45,832,494
Computer Software - 0.4%
Cadence Design Systems, Inc. (a)	183,131	$4,404,301
Oracle Corp.	92,227	3,784,996

		$8,189,297
Computer Software - Systems - 0.6%
Hon Hai Precision Industry Co. Ltd.	1,644,000	$4,526,755
International Business Machines Corp.	42,991	6,905,214

		$11,431,969
Construction - 0.5%
Bellway PLC	29,392	$815,320
Geberit AG	7,905	3,050,423
Owens Corning	74,400	3,936,504
Stanley Black & Decker, Inc.	15,947	1,940,750

		$9,742,997
Consumer Products - 2.4%
Kao Corp.	217,600	$11,730,853
Kobayashi Pharmaceutical Co. Ltd.	86,600	4,106,273
Kose Corp.	24,800	2,288,639
Procter & Gamble Co.	120,074	10,277,134
Reckitt Benckiser Group PLC	92,822	8,994,731
Svenska Cellulosa Aktiebolaget	257,225	7,650,317

		$45,047,947
Containers - 0.6%
Brambles Ltd.	892,970	$9,141,632
Crown Holdings, Inc. (a)	29,245	1,549,108

		$10,690,740
Electrical Equipment - 2.1%
Danaher Corp.	60,083	$4,893,160
IMI PLC	121,861	1,728,889
Legrand S.A.	81,684	4,506,776
OMRON Corp.	96,200	3,190,942
Pentair PLC	28,787	1,837,186
Schneider Electric S.A.	73,879	4,833,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Siemens AG	84,023	$9,123,231
Spectris PLC	79,336	1,972,898
Tyco International PLC	140,000	6,379,800

		$38,466,442
Electronics - 3.5%
Analog Devices, Inc.	125,920	$8,037,474
Halma PLC	230,340	3,197,808
Hirose Electric Co. Ltd.	29,045	3,590,632
Intel Corp.	117,608	4,099,815
NVIDIA Corp.	126,410	7,218,011
Samsung Electronics Co. Ltd.	4,742	6,515,144
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	664,730	18,466,199
Texas Instruments, Inc.	208,366	14,533,529

		$65,658,612
Energy - Independent - 1.0%
Cairn Energy PLC (a)	402,642	$954,382
EOG Resources, Inc.	13,343	1,090,123
Galp Energia SGPS S.A.	113,370	1,547,589
Occidental Petroleum Corp.	56,580	4,228,223
Rice Energy, Inc. (a)	79,350	1,850,442
Valero Energy Corp.	158,442	8,283,348

		$17,954,107
Energy - Integrated - 2.3%
BP PLC	937,388	$5,295,442
Chevron Corp.	44,649	4,575,630
China Petroleum & Chemical Corp.	7,016,000	5,028,127
Exxon Mobil Corp.	182,487	16,232,219
Lukoil PJSC, ADR	54,446	2,327,567
OAO Gazprom, ADR	40,497	166,443
OAO Gazprom, ADR	389,942	1,587,064
Royal Dutch Shell PLC, “A”	66,339	1,706,761
Suncor Energy, Inc.	104,683	2,817,417
TOTAL S.A.	62,101	2,968,781

		$42,705,451
Engineering - Construction - 0.3%
VINCI S.A.	59,341	$4,504,042

Food & Beverages - 3.0%
Bunge Ltd.	40,856	$2,689,959
Danone S.A.	125,236	9,644,154
General Mills, Inc.	235,164	16,905,940
Marine Harvest A.S.A.	108,450	1,845,815
Nestle S.A.	237,300	19,024,154
Tyson Foods, Inc., “A”	62,255	4,581,968

		$54,691,990
Food & Drug Stores - 0.8%
CVS Health Corp.	127,454	$11,817,535
Lawson, Inc.	27,000	2,093,105
Wesfarmers Ltd.	33,406	1,092,091

		$15,002,731

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.1%
Sands China Ltd.	526,400	$2,016,463

General Merchandise - 0.5%
Target Corp.	116,902	$8,806,228

Health Maintenance Organizations - 0.2%
Cigna Corp.	25,300	$3,262,688

Insurance - 3.6%
Aon PLC	66,166	$7,084,394
Chubb Ltd.	42,512	5,325,053
Fairfax Financial Holdings Ltd.	17,296	9,273,062
Hiscox Ltd.	151,891	2,130,814
MetLife, Inc.	236,569	10,110,959
Prudential Financial, Inc.	91,012	6,852,293
Swiss Re Ltd.	59,103	4,960,822
Travelers Cos., Inc.	96,123	11,171,415
Validus Holdings Ltd.	57,887	2,861,354
Zurich Insurance Group AG	31,763	7,632,690

		$67,402,856
Internet - 0.1%
Facebook, Inc., “A” (a)	15,144	$1,876,947

Machinery & Tools - 0.3%
Illinois Tool Works, Inc.	41,988	$4,845,415

Major Banks - 3.0%
Bank of New York Mellon Corp.	159,392	$6,280,045
BNP Paribas	26,718	1,324,916
BOC Hong Kong Holdings Ltd.	2,345,000	7,715,355
Goldman Sachs Group, Inc.	30,605	4,860,380
JPMorgan Chase & Co.	221,317	14,157,648
State Street Corp.	70,878	4,662,355
Sumitomo Mitsui Financial Group, Inc.	50,900	1,623,875
Toronto-Dominion Bank	53,069	2,312,331
Wells Fargo & Co.	274,668	13,175,824

		$56,112,729
Medical & Health Technology & Services - 0.1%
HCA Holdings, Inc. (a)	21,451	$1,654,516

Medical Equipment - 1.1%
Abbott Laboratories	137,971	$6,174,202
Medtronic PLC	121,442	10,641,963
St. Jude Medical, Inc.	47,247	3,923,391

		$20,739,556
Metals & Mining - 0.3%
Rio Tinto PLC	188,310	$6,134,522

Natural Gas - Distribution - 0.4%
Engie	405,825	$6,680,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.6%
Cisco Systems, Inc.	133,789	$4,084,578
LM Ericsson Telephone Co., “B”	862,245	6,428,799

		$10,513,377
Oil Services - 0.6%
Schlumberger Ltd.	83,603	$6,731,714
Technip	90,976	5,077,930

		$11,809,644
Other Banks & Diversified Financials - 2.6%
Agricultural Bank of China	2,917,000	$1,074,287
American Express Co.	50,886	3,280,112
China Construction Bank	6,961,000	4,665,550
DBS Group Holdings Ltd.	445,900	5,151,152
DNB A.S.A.	235,959	2,596,705
Hachijuni Bank Ltd.	164,000	767,481
ING Groep N.V.	455,027	5,087,202
North Pacific Ltd.	152,500	497,216
Svenska Handelsbanken AB	707,849	8,520,328
U.S. Bancorp	208,904	8,809,482
UBS Group AG	502,880	6,926,793

		$47,376,308
Pharmaceuticals - 5.8%
Bayer AG	102,844	$11,063,336
Bristol-Myers Squibb Co.	24,008	1,796,038
Eli Lilly & Co.	106,319	8,812,782
GlaxoSmithKline PLC	166,854	3,727,491
Johnson & Johnson	175,401	21,965,467
Merck & Co., Inc.	255,090	14,963,579
Novartis AG	200,093	16,578,073
Pfizer, Inc.	362,467	13,371,408
Roche Holding AG	45,033	11,499,863
Santen Pharmaceutical Co. Ltd.	226,600	3,762,517

		$107,540,554
Printing & Publishing - 0.1%
Moody’s Corp.	24,422	$2,588,976

Railroad & Shipping - 0.2%
Canadian National Railway Co.	32,754	$2,070,380
Union Pacific Corp.	23,187	2,157,550

		$4,227,930
Real Estate - 0.8%
Deutsche Wohnen AG	366,965	$13,733,683
Medical Properties Trust, Inc., REIT	72,712	1,141,578

		$14,875,261
Restaurants - 0.1%
Greggs PLC	111,272	$1,522,699

Specialty Chemicals - 0.2%
PTT Global Chemical PLC	2,516,900	$4,371,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Specialty Stores - 0.4%
Best Buy Co., Inc.		47,269	$1,588,238
Esprit Holdings Ltd. (a)		1,047,750	841,627
Gap, Inc.		123,430	3,183,260
Just Eat PLC (a)		190,216	1,351,851

			$6,964,976
Telecommunications - Wireless - 1.3%
KDDI Corp.		630,100	$19,191,023
Vodafone Group PLC		1,769,708	5,376,336

			$24,567,359
Telephone Services - 1.7%
AT&T, Inc.		40,140	$1,737,661
British Telecom Group, PLC		1,395,194	7,632,381
Nippon Telegraph & Telephone Corp.		54,000	2,583,172
TDC A.S.		511,492	2,692,164
Verizon Communications, Inc.		298,244	16,525,700

			$31,171,078
Tobacco - 3.3%
Altria Group, Inc.		210,468	$14,248,684
British American Tobacco PLC		144,860	9,249,288
Imperial Brands PLC		37,125	1,957,216
Japan Tobacco, Inc.		245,000	9,564,074
Philip Morris International, Inc.		231,350	23,195,151
Reynolds American, Inc.		64,510	3,229,371

			$61,443,784
Trucking - 0.8%
United Parcel Service, Inc., “B”		55,442	$5,993,280
Yamato Holdings Co. Ltd.		377,700	9,338,869

			$15,332,149
Utilities - Electric Power - 0.8%
American Electric Power Co., Inc.		123,991	$8,592,576
Korea Electric Power Corp.		59,483	3,251,358
SSE PLC		95,110	1,908,240
Xcel Energy, Inc.		42,062	1,849,887

			$15,602,061
Total Common Stocks			$1,096,738,376

Bonds - 33.8%
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$795,000	$875,449

Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	850,000	$974,172

Asset-Backed & Securitized - 1.4%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.937%, 1/30/2025 (n)		$1,216,000	$1,210,862
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.631%, 3/15/2028 (n)		2,004,000	2,013,658
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028 (z)		1,511,000	1,513,230
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049		1,109,180	1,116,662
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046		641,362	644,004
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,207,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.78%, 7/15/2025 (n)		$1,563,000	$1,548,458
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		486,555	486,213
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		2,298,421	2,485,877
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)		176,263	176,265
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.865%, 4/25/2025 (n)		1,419,000	1,405,473
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,905,000	1,906,260
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,866,394
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.742%, 6/15/2049		165,502	166,990
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.935%, 2/15/2051		25,146	25,095
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049		1,040,000	1,058,209
Merrill Lynch Mortgage Trust, FRN, 5.826%, 6/12/2050		1,040,000	1,069,049
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/2017 (n)		818,492	818,121
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.948%, 2/15/2051		442,085	450,835
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,537,822
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,081,498

			$26,788,053
Automotive - 0.5%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	800,000	$908,891
Delphi Automotive PLC, 4.25%, 1/15/2026		$943,000	1,035,060
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,375,000	1,611,026
Ferrari N.V., 1.5%, 3/16/2023	EUR	850,000	977,806
Ford Motor Credit Co. LLC, 1.461%, 3/27/2017		$1,362,000	1,363,260
General Motors Co., 6.6%, 4/01/2036		916,000	1,132,972
RCI Banque S.A., 1.25%, 6/08/2022	EUR	450,000	527,996
RCI Banque S.A., 1%, 5/17/2023	EUR	700,000	809,744
Valeo S.A., 1.625%, 3/18/2026	EUR	400,000	488,454
Volkswagen International Finance N.V., 3.75% to 3/24/2021, FRN to 3/29/2049	EUR	600,000	688,979
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	450,000	520,212

			$10,064,400
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$432,000	$486,818

Broadcasting - 0.4%
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	650,000	$690,723
Grupo Televisa S.A.B., 6.125%, 1/31/2046		$2,985,000	3,471,436
Omnicom Group, Inc., 3.65%, 11/01/2024		210,000	224,754
Omnicom Group, Inc., 3.6%, 4/15/2026		890,000	948,191
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	860,000	1,025,966
SES S.A., 3.6%, 4/04/2023 (n)		$635,000	637,758

			$6,998,828
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/2025		$991,000	$1,057,929
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		538,000	562,306
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	966,743
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	745,782

			$3,332,760
Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	$426,687
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	800,000	945,730
Owens Corning, Inc., 4.2%, 12/15/2022		$1,053,000	1,121,948

			$2,494,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 0.3%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$1,249,088
Fidelity National Information Services, Inc., 5%, 3/15/2022		483,000	500,098
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,180,000	1,262,497
Fidelity National Information Services, Inc., 5%, 10/15/2025		410,000	474,475
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		1,490,000	1,590,018

			$5,076,176
Cable TV - 0.6%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		$2,231,000	$2,625,483
Comcast Corp., 2.75%, 3/01/2023		2,311,000	2,427,437
Comcast Corp., 4.65%, 7/15/2042		700,000	825,656
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	604,133
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	913,678
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	829,065
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	605,580
Sky PLC, 2.5%, 9/15/2026	EUR	900,000	1,110,241
Time Warner Cable Inc., 5.25%, 7/15/2042	GBP	100,000	154,558
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	250,000	403,975

			$10,499,806
Chemicals - 0.1%
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	630,000	$759,140
LYB International Finance B.V., 4%, 7/15/2023		$336,000	366,976
LyondellBasell Industries N.V., 5%, 4/15/2019		597,000	646,789
LyondellBasell Industries N.V., 4.625%, 2/26/2055		420,000	419,400

			$2,192,305
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/2024		$837,000	$899,551

Computer Software - Systems - 0.1%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$1,680,915
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	628,596

			$2,309,511
Consumer Products - 0.1%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		$751,000	$802,577
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		323,000	389,141
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		731,000	795,236

			$1,986,954
Consumer Services - 0.1%
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	340,000	$408,047
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,100,000	1,230,513

			$1,638,560
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/2022	GBP	350,000	$525,396

Electronics - 0.1%
Flextronics International Ltd., 4.625%, 2/15/2020		$327,000	$343,350
Tyco Electronics Group S.A., 2.375%, 12/17/2018		522,000	531,327
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,025,000	1,179,623

			$2,054,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.6%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,511,000	$1,569,734
Comision Federal De Electricidad, 4.875%, 1/15/2024		535,000	572,450
Empresa Nacional del Petroleo, 6.25%, 7/08/2019		265,000	297,496
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,590,000	1,764,642
Pemex Project Funding Master Trust, 5.75%, 3/01/2018		523,000	548,104
Pertamina PT, 6%, 5/03/2042 (n)		3,240,000	3,487,601
Petroleos Mexicanos, 5.5%, 1/21/2021		232,000	247,080
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,200,000	2,452,694

			$10,939,801
Emerging Market Sovereign - 0.7%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	$472,400
Republic of Peru, 7.35%, 7/21/2025		$1,805,000	2,463,825
Republic of Slovenia, 5.25%, 2/18/2024 (n)		3,057,000	3,489,168
United Mexican States, 6.5%, 6/10/2021	MXN	98,800,000	5,461,364
United Mexican States, 1.625%, 3/06/2024	EUR	250,000	290,680

			$12,177,437
Energy - Integrated - 0.0%
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	500,000	$531,050

Entertainment - 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	980,000	$1,181,371

Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$569,000	$630,168

Food & Beverages - 1.2%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$780,907
Anheuser-Busch InBev S.A., 5.375%, 1/15/2020		$1,008,000	1,138,582
Anheuser-Busch InBev Worldwide, Inc., 0.875%, 3/17/2022	EUR	450,000	519,509
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,251,000	1,319,078
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,636,000	1,896,320
Coca-Cola Co., 0.75%, 3/09/2023	EUR	425,000	493,409
Coca-Cola Co., 1.125%, 3/09/2027	EUR	400,000	474,455
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	715,953
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	1,000,000	1,176,695
J.M. Smucker Co., 2.5%, 3/15/2020		$1,414,000	1,454,907
J.M. Smucker Co., 4.375%, 3/15/2045		271,000	307,588
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		1,602,000	1,719,601
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)		597,000	610,396
Kraft Heinz Foods Co., 5%, 7/15/2035 (n)		305,000	361,633
Mead Johnson Nutrition Co., 3%, 11/15/2020		849,000	893,205
Molson Coors Brewing Co., 2.1%, 7/15/2021		840,000	851,156
PepsiCo, Inc., 2.15%, 10/14/2020		2,276,000	2,345,723
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,779,466
PepsiCo, Inc., 0.875%, 7/18/2028	EUR	370,000	424,389
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		$376,000	408,344
SYSCO Corp., 2.5%, 7/15/2021		2,301,000	2,361,788
Tyson Foods, Inc., 5.15%, 8/15/2044		191,000	230,553
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		277,000	287,501
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	320,233

			$22,871,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Drug Stores - 0.3%
CVS Health Corp., 2.125%, 6/01/2021		$1,527,000	$1,556,439
CVS Health Corp., 3.375%, 8/12/2024		1,214,000	1,300,721
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,042,000	1,079,260
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	700,000	973,279
Walgreens Boots Alliance, Inc., 4.65%, 6/01/2046		$1,184,000	1,331,296

			$6,240,995
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$793,000	$899,295

Gaming & Lodging - 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	1,060,000	$1,572,071
Wyndham Worldwide Corp., 2.5%, 3/01/2018		$500,000	505,111
Wyndham Worldwide Corp., 5.625%, 3/01/2021		350,000	390,828

			$2,468,010
Insurance - 0.4%
Allianz SE, 2.241% to 7/07/2025, FRN to 7/07/2045	EUR	800,000	$875,931
American International Group, Inc., 4.875%, 6/01/2022		$926,000	1,038,414
American International Group, Inc., 1.5%, 6/08/2023	EUR	620,000	720,570
American International Group, Inc., 3.75%, 7/10/2025		$1,106,000	1,145,060
Aviva PLC, 3.375% to 12/04/2025, FRN to 12/04/2045	EUR	600,000	644,890
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	450,000	557,812
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	650,000	826,460
Hiscox Ltd., 6.125% to 11/24/2025, FRN to 11/24/2045	GBP	500,000	687,023

			$6,496,160
Insurance - Health - 0.2%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$1,125,998
Aetna, Inc., 4.25%, 6/15/2036		820,000	848,921
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,536,000	1,608,415

			$3,583,334
Insurance - Property & Casualty - 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$724,229
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	920,000	1,140,956
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	450,000	518,163
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$475,000	563,961
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		730,000	657,219
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	293,192
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		958,000	1,025,008
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	239,522
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	280,000	335,331
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$500,000	527,547
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		293,000	299,148
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	517,863
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	450,715

			$7,292,854
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	600,000	$660,737
Electricite de France S.A., 6% to 1/29/2026, FRN to 12/29/2049	GBP	500,000	631,947
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	800,000	1,031,943
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$735,000	779,240
Statoil A.S.A., 4.25%, 11/23/2041		660,000	723,685

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Statoil A.S.A., FRN, 0.916%, 5/15/2018		$477,000	$476,690
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,498,124

			$5,802,366
International Market Sovereign - 13.5%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	13,737,000	$12,453,283
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,200,000	1,109,978
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	2,617,000	4,636,215
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	2,500,000	5,201,051
Government of Canada, 4.25%, 6/01/2018	CAD	7,496,000	6,128,331
Government of Canada, 2.5%, 6/01/2024	CAD	5,042,000	4,348,018
Government of Canada, 5.75%, 6/01/2033	CAD	4,267,000	5,311,944
Government of Canada, 4%, 6/01/2041	CAD	2,260,000	2,555,177
Government of Japan, 1.8%, 3/20/2043	JPY	854,800,000	11,650,362
Government of Japan, 2.1%, 9/20/2024	JPY	19,700,000	230,268
Government of Japan, 0.4%, 9/20/2025	JPY	359,000,000	3,717,612
Government of Japan, 0.3%, 12/20/2025	JPY	43,100,000	442,565
Government of Japan, 2.2%, 9/20/2027	JPY	2,081,700,000	25,707,317
Government of Japan, 1.7%, 9/20/2032	JPY	378,000,000	4,679,628
Government of Japan, 1.5%, 3/20/2034	JPY	1,339,000,000	16,270,750
Government of Japan, 2.4%, 3/20/2037	JPY	849,500,000	11,960,604
Government of Japan, 2%, 3/20/2052	JPY	127,000,000	1,934,891
Government of New Zealand, 5.5%, 4/15/2023	NZD	13,586,000	11,979,610
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,770,000	6,522,327
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	19,750,000	3,436,332
Kingdom of Norway, 3.75%, 5/25/2021	NOK	48,483,000	6,615,625
Kingdom of Spain, 5.4%, 1/31/2023	EUR	4,819,000	7,095,524
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,202,000	3,549,032
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,346,000	4,285,271
Republic of Austria, 1.75%, 10/20/2023	EUR	2,820,000	3,635,782
Republic of France, 1.75%, 5/25/2023	EUR	3,452,000	4,392,256
Republic of France, 6%, 10/25/2025	EUR	8,683,000	15,114,238
Republic of France, 4.75%, 4/25/2035	EUR	1,858,000	3,636,033
Republic of France, 4.5%, 4/25/2041	EUR	1,791,000	3,712,567
Republic of Ireland, 5.4%, 3/13/2025	EUR	504,000	804,965
Republic of Italy, 5.5%, 9/01/2022	EUR	14,883,000	21,595,511
Republic of Italy, 3.75%, 3/01/2021	EUR	6,905,000	8,962,676
United Kingdom Treasury, 5%, 3/07/2018	GBP	3,229,000	4,611,396
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,329,000	4,233,165
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	1,523,000	2,749,298
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	2,942,000	5,790,477
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,855,000	5,200,870
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	711,000	1,545,271
United Kingdom Treasury, 4%, 1/22/2060	GBP	700,000	1,715,469

			$249,521,689
Local Authorities - 0.0%
Province of Alberta, 1.25%, 6/01/2020	CAD	521,000	$401,629
Province of Manitoba, 4.15%, 6/03/2020	CAD	458,000	390,779

			$792,408
Major Banks - 1.4%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$532,000	$535,251
ABN AMRO Bank N.V., 7.125%, 7/06/2022	EUR	300,000	433,421
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	586,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 1.75%, 6/05/2018		$2,250,000	$2,266,162
Bank of America Corp., 2.625%, 4/19/2021		1,939,000	1,976,043
Barclays Bank PLC, 6%, 1/14/2021	EUR	742,000	967,909
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	400,000	557,205
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	345,227
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,374,490
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	653,713
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,374,101
Goldman Sachs Group, Inc., 4.8%, 7/08/2044		500,000	565,594
HSBC Bank PLC, FRN, 1.266%, 5/15/2018 (n)		1,116,000	1,110,372
Huntington National Bank, 2.4%, 4/01/2020		418,000	426,431
JPMorgan Chase & Co., 4.25%, 10/15/2020		2,134,000	2,321,491
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,713,018
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		515,000	579,967
Morgan Stanley, 2.2%, 12/07/2018		720,000	728,033
Morgan Stanley, 2.5%, 4/21/2021		860,000	869,952
Morgan Stanley, 5.5%, 7/28/2021		490,000	561,051
Morgan Stanley, 3.95%, 4/23/2027		1,588,000	1,640,382
Nationwide Building Society, 0.5%, 10/29/2019	EUR	700,000	786,320
Nationwide Building Society, 1.25%, 3/03/2025	EUR	710,000	809,804
PNC Bank N.A., 2.6%, 7/21/2020		$857,000	889,752
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		640,000	719,200
Regions Financial Corp., 2%, 5/15/2018		602,000	603,788
Wells Fargo & Co., 3.3%, 9/09/2024		500,000	528,740
Wells Fargo & Co., 4.1%, 6/03/2026		649,000	701,777

			$26,625,627
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$2,017,000	$2,194,359
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,070,398
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		242,000	265,547
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,931,449

			$5,461,753
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$3,390,000	$3,712,375
Zimmer Holdings, Inc., 4.25%, 8/15/2035		826,000	866,863

			$4,579,238
Metals & Mining - 0.3%
Barrick North America Finance LLC, 5.7%, 5/30/2041		$297,000	$325,159
Barrick North America Finance LLC, 5.75%, 5/01/2043		891,000	1,034,365
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	601,175
Glencore Finance Europe, 6.5%, 2/27/2019	GBP	200,000	289,941
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,010,000	1,105,750
Glencore Funding LLC, 4.625%, 4/29/2024		$771,000	750,599
Southern Copper Corp., 5.25%, 11/08/2042		821,000	760,368

			$4,867,357
Midstream - 0.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$729,457
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,775,770
Energy Transfer Partners LP, 3.6%, 2/01/2023		399,000	388,666
Energy Transfer Partners LP, 5.15%, 3/15/2045		681,000	633,580
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,350,000	1,358,864
Enterprise Products Operating LLC, 3.9%, 2/15/2024		346,000	367,977

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 4.85%, 3/15/2044		$198,000	$207,784
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		925,000	887,885
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	847,000	631,132

			$6,981,115
Mortgage-Backed - 2.9%
Fannie Mae, 5.05%, 1/01/2017		$297,843	$297,713
Fannie Mae, 5.6%, 1/01/2017		651	651
Fannie Mae, 5.189%, 1/01/2018		93,991	97,617
Fannie Mae, 3.828%, 7/01/2018		252,554	264,067
Fannie Mae, 2.578%, 9/25/2018		861,834	881,318
Fannie Mae, 5.1%, 3/01/2019		310,698	337,357
Fannie Mae, 5.18%, 3/01/2019		311,204	331,862
Fannie Mae, 4.57%, 5/01/2019		222,060	239,404
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,592,258	2,892,162
Fannie Mae, 4.5%, 3/01/2025 - 6/01/2044		9,336,502	10,208,247
Fannie Mae, 5.5%, 1/01/2037		57,091	64,646
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		478,527	551,700
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		7,572,323	8,151,401
Fannie Mae, 3.5%, 5/01/2043		2,893,784	3,096,617
Freddie Mac, 4%, 9/01/2044		3,902,362	4,176,572
Freddie Mac, 1.426%, 8/25/2017		714,266	715,952
Freddie Mac, 3.882%, 11/25/2017		733,000	752,355
Freddie Mac, 2.412%, 8/25/2018		796,927	814,856
Freddie Mac, 5.085%, 3/25/2019		589,000	640,158
Freddie Mac, 1.883%, 5/25/2019		1,250,000	1,270,347
Freddie Mac, 3.32%, 7/25/2020		273,450	280,066
Freddie Mac, 2.673%, 3/25/2026		3,500,000	3,687,991
Freddie Mac, 5.5%, 7/01/2037		125,653	141,186
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		4,986,487	5,448,987
Freddie Mac, 5%, 7/01/2041		2,618,380	2,918,183
Ginnie Mae, 5%, 5/15/2040		764,365	849,226
Ginnie Mae, 3.5%, 6/20/2043 - 12/20/2045		4,752,112	5,062,952

			$54,173,593
Natural Gas - Distribution - 0.1%
Gas Natural Fenosa Finance B.V., 1.375%, 1/21/2025	EUR	700,000	$840,498
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,440,000	1,501,344

			$2,341,842
Network & Telecom - 0.8%
AT&T, Inc., 2.45%, 6/30/2020		$4,694,000	$4,806,698
AT&T, Inc., 4.75%, 5/15/2046		728,000	770,917
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	315,000	581,669
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,730,000	1,766,633
Orange S.A., 4% to 10/01/2021, FRN to 10/29/2049	EUR	900,000	1,071,446
Verizon Communications, Inc., 4.5%, 9/15/2020		$3,050,000	3,391,670
Verizon Communications, Inc., 6.4%, 9/15/2033		725,000	940,141
Verizon Communications, Inc., 5.05%, 3/15/2034		395,000	445,346
Verizon Communications, Inc., 6.55%, 9/15/2043		403,000	548,307

			$14,322,827
Oils - 0.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$544,256
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,131,179

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oils - continued
Valero Energy Corp., 4.9%, 3/15/2045		$1,101,000	$1,039,478

			$2,714,913
Other Banks & Diversified Financials - 0.6%
Arion Banki, 2.5%, 4/26/2019	EUR	274,000	$312,076
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	600,000	741,021
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$901,000	1,026,690
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	707,536
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	304,046
BPCE S.A., 5.25%, 4/16/2029	GBP	300,000	442,950
Capital One Bank (USA) N.A., 3.375%, 2/15/2023		$900,000	928,104
Citizens Bank N.A., 2.55%, 5/13/2021		848,000	865,470
Citizens Financial Group, Inc., 2.375%, 7/28/2021		1,005,000	1,009,339
Discover Bank, 7%, 4/15/2020		1,065,000	1,211,637
Discover Bank, 3.1%, 6/04/2020		480,000	494,927
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	817,985
KBC Group N.V., FRN, 2.375%, 11/25/2024	EUR	600,000	692,549
Rabobank Nederland N.V., 4%, 9/19/2022	GBP	250,000	380,826
Unicredit S.p.A., 2%, 3/04/2023	EUR	900,000	1,044,552

			$10,979,708
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$534,000	$540,401
Equifax, Inc., 3.3%, 12/15/2022		483,000	511,838

			$1,052,239
Pharmaceuticals - 0.7%
Actavis Funding SCS, 3.8%, 3/15/2025		$403,000	$428,262
Actavis Funding SCS, 4.85%, 6/15/2044		714,000	790,147
Actavis, Inc., 1.875%, 10/01/2017		531,000	534,731
Celgene Corp., 2.875%, 8/15/2020		2,203,000	2,289,686
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		911,000	965,165
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	680,359
Gilead Sciences, Inc., 3.7%, 4/01/2024		988,000	1,072,845
Gilead Sciences, Inc., 4.5%, 2/01/2045		326,000	368,002
Gilead Sciences, Inc., 4.75%, 3/01/2046		584,000	682,743
Johnson & Johnson, 2.05%, 3/01/2023		972,000	1,001,467
Johnson & Johnson, 1.15%, 11/20/2028	EUR	460,000	549,068
Mylan, Inc., 2.55%, 3/28/2019		$216,000	220,117
Teva Pharmaceutical Finance Netherland B.V., 1.875%, 3/31/2027	EUR	900,000	1,065,865
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023		$1,557,000	1,584,006
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026		783,000	800,165
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046		287,000	295,522

			$13,328,150
Real Estate - Apartment - 0.1%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	700,000	$824,265
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	500,000	617,866
Vonovia Finance B.V., FRN, REIT, 4%, 12/29/2049	EUR	400,000	467,324

			$1,909,455
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$698,075
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	750,000	887,997

			$1,586,072

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Retail - 0.1%
Hammerson PLC, 2%, 7/01/2022	EUR	700,000	$808,439
Simon International Finance S.C.A., 1.375%, 11/18/2022	EUR	600,000	716,651
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$640,000	724,052

			$2,249,142
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$933,000	$1,114,955

Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,974,000	$2,156,595
Dollar General Corp., 4.125%, 7/15/2017		500,000	513,128
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,473,520
Home Depot, Inc., 3%, 4/01/2026		916,000	986,162
Home Depot, Inc., 4.875%, 2/15/2044		500,000	628,823

			$5,758,228
Specialty Chemicals - 0.1%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	600,000	$743,284
Ecolab, Inc., 2.625%, 7/08/2025	EUR	525,000	672,924

			$1,416,208
Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$641,503
METRO AG, 1.5%, 3/19/2025	EUR	700,000	835,955
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	200,000	263,212

			$1,740,670
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$469,057
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	383,661
International Finance Corp., 3.25%, 7/22/2019	AUD	635,000	500,453

			$1,353,171
Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	500,000	$690,259
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	670,000	775,815
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	522,367
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,359,023
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	542,438
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	595,339

			$4,485,241
Telephone Services - 0.1%
TDC A/S Callable Medium Term Note Fixed, 1.75%, 2/27/2027	EUR	600,000	$660,497
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	628,587

			$1,289,084
Tobacco - 0.3%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	$863,628
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$556,000	611,644
Reynolds American, Inc., 8.125%, 6/23/2019		434,000	513,800
Reynolds American, Inc., 3.25%, 6/12/2020		1,321,000	1,396,681
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	287,901
Reynolds American, Inc., 5.7%, 8/15/2035		798,000	1,005,255

			$4,678,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - 0.2%
Autostrade per L’Italia S.p.A., 1.125%, 11/04/2021	EUR	800,000	$939,376
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	410,000	504,086
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	872,559
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	413,101
Stagecoach Group PLC, 4%, 9/29/2025	GBP	550,000	811,200

			$3,540,322
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 5.09%, 10/01/2025		$36,684	$39,820
Small Business Administration, 5.21%, 1/01/2026		430,510	471,997
Small Business Administration, 5.31%, 5/01/2027		331,124	370,047
Small Business Administration, 2.22%, 3/01/2033		1,011,552	1,030,761

			$1,912,625
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds, 4.5%, 8/15/2039		$8,234,600	$12,067,230
U.S. Treasury Bonds, 3.625%, 2/15/2044		5,417,000	7,122,299
U.S. Treasury Notes, 4.75%, 8/15/2017 (f)		3,896,000	4,061,884
U.S. Treasury Notes, 1.125%, 6/15/2018		2,986,000	3,011,312

			$26,262,725
Utilities - Electric Power - 0.5%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$528,000	$529,648
CMS Energy Corp., 5.05%, 3/15/2022		631,000	717,600
DTE Electric Co., 3.7%, 3/15/2045		700,000	758,357
E.On International Finance, 6.375%, 6/07/2032	GBP	250,000	481,435
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$500,000	535,580
EDP Finance B.V., 4.125%, 1/20/2021	EUR	700,000	894,953
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		$339,000	346,992
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		387,000	406,253
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	250,000	422,357
PPL Capital Funding, Inc., 3.1%, 5/15/2026		$1,269,000	1,294,896
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	387,115
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	210,522
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	522,467
Southern Co., 2.95%, 7/01/2023		902,000	936,310
Southern Co., 4.4%, 7/01/2046		1,137,000	1,259,641

			$9,704,126
Total Bonds			$627,055,028

Convertible Preferred Stocks - 0.3%
Pharmaceuticals - 0.0%
Allergan PLC, 5.5%		640	$573,658

Utilities - Electric Power - 0.3%
Exelon Corp., 6.5%		117,148	$5,863,257
Total Convertible Preferred Stocks			$6,436,915

Preferred Stocks - 0.6%
Consumer Products - 0.6%
Henkel AG & Co. KGaA		84,403	$10,511,988

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 6.4%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	117,865,916	$117,865,916
Total Investments		$1,858,608,223

Other Assets, Less Liabilities - (0.2)%		(3,976,352)
Net Assets - 100.0%		$1,854,631,871

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,037,401 representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028	6/14/16	$1,511,000	$1,513,230
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	486,099	486,213
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	313,765	335,331
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	542,739	472,400
Total Restricted Securities			$2,807,174
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	8,619,830	9/30/16	$6,558,355	$6,537,907	$20,448
SELL	CAD	JPMorgan Chase Bank	9,215,000	9/30/16	7,117,963	7,059,927	58,036
SELL	CAD	Merrill Lynch International	6,663,615	9/30/16	5,117,277	5,105,224	12,053
BUY	CHF	UBS AG	4,520,000	9/30/16	4,596,019	4,679,345	83,326
SELL	CNY	JPMorgan Chase Bank	42,104,000	4/26/17	6,321,447	6,266,441	55,006
BUY	CZK	Goldman Sachs International	12,895,000	9/30/16	529,533	534,438	4,905
BUY	EUR	Brown Brothers Harriman Co.	308,000	9/30/16	339,309	345,231	5,922
BUY	EUR	Deutsche Bank AG	627,000	9/30/16	698,704	702,792	4,088
BUY	EUR	Goldman Sachs International	16,929,014	9/30/16	18,849,016	18,975,413	126,397
SELL	GBP	Merrill Lynch International	5,535,336	9/30/16	7,352,310	7,333,483	18,827
BUY	ILS	Deutsche Bank AG	2,402,000	9/30/16	624,250	630,646	6,396
BUY	JPY	Goldman Sachs International	6,113,822,966	9/30/16	58,446,703	60,059,525	1,612,822
BUY	KRW	Deutsche Bank AG	8,641,441,000	9/22/16	7,565,942	7,712,581	146,639
BUY	KRW	JPMorgan Chase Bank	783,748,000	9/22/16	685,490	699,504	14,014
SELL	MXN	JPMorgan Chase Bank	69,012,811	9/30/16	3,745,465	3,657,257	88,208
SELL	NOK	Deutsche Bank AG	50,806,408	9/30/16	6,034,728	6,022,301	12,427
SELL	NZD	Westpac Banking Corp.	15,366,828	9/30/16	11,191,922	11,067,754	124,168
BUY	PLN	JPMorgan Chase Bank	5,974,803	9/30/16	1,501,829	1,531,046	29,217
BUY	SGD	Goldman Sachs International	2,287,000	9/30/16	1,699,077	1,705,043	5,966
BUY	THB	JPMorgan Chase Bank	56,073,750	9/22/16	1,599,708	1,608,265	8,557
BUY	ZAR	Barclays Bank PLC	13,302,933	9/30/16	915,531	946,928	31,397

							$2,468,819

Liability Derivatives
BUY	CAD	Goldman Sachs International	410,000	9/30/16	$314,487	$314,115	$(372)
SELL	DKK	Goldman Sachs International	10,113,984	9/30/16	1,510,589	1,524,101	(13,512)
BUY	EUR	Deutsche Bank AG	8,500,114	9/15/16	9,611,929	9,520,754	(91,175)
SELL	EUR	Brown Brothers Harriman Co.	3,198,447	9/30/16	3,552,736	3,585,079	(32,343)
SELL	EUR	Deutsche Bank AG	502,311	9/30/16	561,402	563,031	(1,629)
SELL	EUR	JPMorgan Chase Bank	7,993,419	9/30/16	8,811,865	8,959,673	(147,808)
BUY	GBP	UBS AG	5,556,000	9/30/16	7,373,701	7,360,860	(12,841)
SELL	GBP	Brown Brothers Harriman Co.	232,834	9/30/16	308,407	308,470	(63)
SELL	GBP	Deutsche Bank AG	311,000	9/30/16	407,113	412,028	(4,915)
SELL	JPY	Deutsche Bank AG	616,345,116	9/30/16	5,894,072	6,054,705	(160,633)
BUY	MYR	JPMorgan Chase Bank	6,641,863	8/11/16	1,650,275	1,630,784	(19,491)
BUY	SEK	Goldman Sachs International	26,548,843	9/30/16	3,126,574	3,112,140	(14,434)
BUY	TRY	Barclays Bank PLC	2,489,000	9/30/16	842,672	821,383	(21,289)

							$(520,505)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	68	$9,047,188	September - 2016	$(160,434)

At July 31, 2016, the fund had cash collateral of $50,000 and other liquid securities with an aggregate value of $98,003 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$600,478,638	$—	$—	$600,478,638
Japan	4,676,278	85,287,082	—	89,963,360
Switzerland	81,757,102	—	—	81,757,102
United Kingdom	81,685,829	—	—	81,685,829
France	48,812,897	—	—	48,812,897
Germany	48,410,725	—	—	48,410,725
Canada	23,183,751	—	—	23,183,751
Taiwan	22,992,954	—	—	22,992,954
Sweden	22,599,444	—	—	22,599,444
Other Countries	54,318,424	39,484,158	—	93,802,582
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	28,175,350	—	28,175,350
Non-U.S. Sovereign Debt	—	279,794,461	—	279,794,461
U.S. Corporate Bonds	—	166,152,362	—	166,152,362
Residential Mortgage-Backed Securities	—	54,173,596	—	54,173,596
Commercial Mortgage-Backed Securities	—	15,709,516	—	15,709,516
Asset-Backed Securities (including CDOs)	—	11,078,540	—	11,078,540
Foreign Bonds	—	71,971,200	—	71,971,200
Mutual Funds	117,865,916	—	—	117,865,916
Total Investments	$1,106,781,958	$751,826,265	$—	$1,858,608,223

Other Financial Instruments
Futures Contracts	$(160,434)	$—	$—	$(160,434)
Forward Foreign Currency Exchange Contracts	—	1,948,314	—	1,948,314

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $16,780,088 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $18,135,742 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,586,790,275
Gross unrealized appreciation	309,224,328
Gross unrealized depreciation	(37,406,380)
Net unrealized appreciation (depreciation)	$271,817,948

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	83,946,356	402,185,780	(368,266,220)	117,865,916

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$237,165	$117,865,916

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

United States	53.1%
Japan	9.0%
United Kingdom	6.6%
Switzerland	4.6%
France	4.5%
Germany	3.5%
Canada	2.6%
Italy	2.0%
Australia	1.5%
Other Countries	12.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

July 31, 2016

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 86.9%
Broadcasting - 0.1%
Grupo Televisa S.A., ADR	89,428	$2,376,102

Cable TV - 5.8%
Charter Communications, Inc., “A” (a)	608,040	$142,810,355
Comcast Corp., “A”	1,525,185	102,568,691
Liberty Global PLC LiLAC, “C” (a)	100,550	3,519,250
Liberty Global PLC, “C” (a)	824,034	25,503,852

		$274,402,148
Energy - Independent - 0.6%
Enable Midstream Partners LP	722,584	$9,198,494
Western Gas Equity Partners LP	541,450	20,228,572

		$29,427,066
Natural Gas - Distribution - 6.1%
China Gas Holdings Ltd.	1,672,000	$2,646,127
China Resources Gas Group Ltd.	17,236,000	50,663,478
Engie	3,110,398	51,205,082
NorthWestern Corp.	289,771	17,600,691
Sempra Energy	1,507,882	168,701,838

		$290,817,216
Natural Gas - Pipeline - 13.8%
Cheniere Energy, Inc. (a)	233,588	$9,770,986
Columbia Pipeline Partners LP	735,700	11,013,429
Enbridge, Inc.	2,163,164	88,985,209
Energy Transfer Partners LP	2,254,472	89,051,644
Enterprise Products Partners LP	3,358,821	95,625,634
EQT GP Holdings LP	428,350	10,815,838
EQT Midstream Partners LP	685,696	54,725,398
JP Energy Partners LP	580,174	5,726,317
Kinder Morgan, Inc.	569,653	11,581,045
Plains All American Pipeline LP	402,629	11,217,244
Plains GP Holdings LP	2,833,388	30,090,581
SemGroup Corp., “A”	587,506	17,014,174
Shell Midstream Partners, LP	644,325	20,947,006
Sunoco Logistics Partners LP	1,860,290	53,725,175
Tallgrass Energy GP LP	900,826	20,998,254
TransCanada Corp.	471,411	21,858,248
Williams Cos., Inc.	2,058,251	49,336,276
Williams Partners LP	1,379,070	51,494,474

		$653,976,932
Telecommunications - Wireless - 6.1%
Advanced Info Service PLC	3,619,200	$18,496,055
American Tower Corp., REIT	649,758	75,222,484
Bharti Infratel Ltd.	1,374,566	8,113,808
Cellnex Telecom S.A.U.	140,543	2,487,322
Globe Telecom, Inc.	19,750	950,817
KDDI Corp.	1,131,700	34,468,307
Mobile TeleSystems PJSC, ADR	3,422,191	30,423,278
SBA Communications Corp. (a)	544,445	62,611,175
T-Mobile U.S., Inc. (a)	55,486	2,571,221

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Vodafone Group PLC	17,424,734	$52,935,983

		$288,280,450
Telephone Services - 6.3%
Altice N.V., “A” (a)	1,697,100	$25,187,425
Bezeq - The Israel Telecommunication Corp. Ltd.	7,523,043	14,999,920
British Telecom Group, PLC	5,911,385	32,338,116
Com Hem Holding AB	8,517,633	72,763,699
Hellenic Telecommunications Organization S.A.	3,371,646	32,794,652
PT XL Axiata Tbk (a)	88,883,125	25,175,126
SFR Group S.A.	786,300	18,575,032
Singapore Telecommunications Ltd.	314,800	988,590
TDC A.S.	7,545,026	39,712,155
TELUS Corp.	438,251	14,664,869
Verizon Communications, Inc.	432,696	23,975,685

		$301,175,269
Utilities - Electric Power - 47.6%
AES Corp.	8,999,425	$111,142,899
Ameren Corp.	1,233,396	64,679,286
American Electric Power Co., Inc.	1,752,443	121,444,300
Atlantica Yield PLC	463,401	9,337,530
Avangrid, Inc.	456,560	20,609,118
Calpine Corp. (a)	8,337,489	114,557,099
China Longyuan Electric Power Group Corp.	32,988,000	26,446,865
CLP Holdings Ltd.	229,000	2,388,781
Covanta Holding Corp.	1,004,198	16,087,252
CPFL Energia S.A.	1,912,469	13,471,747
Dominion Resources, Inc.	550,709	42,966,331
DTE Energy Co.	619,103	60,374,925
Dynegy, Inc. (a)(h)	5,578,948	84,409,483
E.ON AG	721,744	7,739,879
Edison International	490,523	37,956,670
EDP Renovaveis S.A.	17,750,433	143,657,839
Enel S.p.A	26,378,830	121,446,128
Energias de Portugal S.A.	30,329,420	104,030,638
Energias do Brasil S.A.	2,159,646	9,578,001
Engie Brasil Energia S.A.	1,612,200	20,987,837
Exelon Corp.	5,916,861	220,580,578
FirstEnergy Corp.	1,589,140	55,492,769
Iberdrola S.A.	6,901,130	47,411,522
NextEra Energy Partners LP	1,527,799	47,713,163
NextEra Energy, Inc.	1,788,313	229,422,675
NRG Energy, Inc.	4,473,990	61,920,022
NRG Yield, Inc., “A” (h)	1,824,899	31,351,765
NRG Yield, Inc., “C”	1,643,381	29,482,255
NTPC Ltd.	2,037,500	4,816,573
PG&E Corp.	1,602,288	102,450,295
PPL Corp.	4,727,662	178,280,134
Public Service Enterprise Group, Inc.	722,007	33,219,542
RWE AG (a)	835,673	14,859,762
SSE PLC (l)	2,490,807	49,974,310
Xcel Energy, Inc.	365,227	16,062,683

		$2,256,350,656

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Water - 0.5%
Suez Environnement	1,416,873	$22,992,689
Total Common Stocks		$4,119,798,528

Convertible Preferred Stocks - 8.0%
Energy - Independent - 0.6%
Anadarko Petroleum Corp., 7.5%	798,770	$30,385,211

Natural Gas - Pipeline - 0.9%
Kinder Morgan, Inc., 1.544%	877,772	$42,835,274

Telecommunications - Wireless - 0.5%
American Tower Corp., 5.5%	223,840	$24,767,896

Telephone Services - 0.9%
Frontier Communications Corp., 11.125%	424,899	$42,014,013

Utilities - Electric Power - 5.1%
Dominion Resources, Inc., 6.375%	667,786	$34,818,361
Dynegy, Inc., 5.02% (h)	160,867	15,692,576
Dynegy, Inc., 5.375% (h)(l)	575,738	32,529,197
Exelon Corp., 6.5%	2,247,506	112,487,675
NextEra Energy, Inc., 5.799%	274,899	18,027,876
NextEra Energy, Inc., 6.371%	423,557	26,438,428

		$239,994,113
Total Convertible Preferred Stocks		$379,996,507

Preferred Stocks - 0.3%
Utilities - Electric Power - 0.3%
Companhia Paranaense de Energia	1,287,100	$12,762,233

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	233,521,653	$233,521,653

Collateral for Securities Loaned - 1.0%
JPMorgan Prime Money Market Fund, 0.41%, at Net Asset Value (j)	47,898,160	$47,898,160
Total Investments		$4,793,977,081

Other Assets, Less Liabilities - (1.1)%		(53,984,362)
Net Assets - 100.0%		$4,739,992,719

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized one-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

3

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International	98,724,627	9/30/16	$75,814,885	$75,636,314	$178,571
SELL	EUR	Deutsche Bank AG	75,326,407	9/15/16	85,179,102	84,371,125	807,977
SELL	GBP	Merrill Lynch International	66,185,581	9/30/16	87,910,998	87,685,885	225,113

							$1,211,661

Liability Derivatives
SELL	CAD	BNP Paribas S.A.	968,171	9/30/16	$732,972	$741,749	$(8,777)
SELL	EUR	BNP Paribas S.A.	2,122,237	9/30/16	2,373,729	2,378,775	(5,046)
SELL	EUR	Citibank N.A.	1,483,812	9/30/16	1,631,547	1,663,176	(31,629)
SELL	EUR	Deutsche Bank AG	59,149,592	9/30/16	65,612,408	66,299,663	(687,255)
SELL	EUR	JPMorgan Chase Bank	149,383,426	9/30/16	165,675,182	167,441,069	(1,765,887)
SELL	EUR	Merrill Lynch International	10,706,711	10/21/16	11,880,273	12,011,698	(131,425)
SELL	EUR	Morgan Stanley Capital Services	9,687,929	9/30/16-10/21/16	10,750,956	10,866,288	(115,332)
SELL	EUR	UBS AG	33,337,643	9/30/16	36,961,777	37,367,536	(405,759)

							$(3,151,110)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

5

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,257,845,534	$—	$—	$3,257,845,534
Portugal	247,688,476	—	—	247,688,476
United Kingdom	144,585,939	—	—	144,585,939
Canada	125,508,327	—	—	125,508,327
Italy	121,446,128	—	—	121,446,128
France	92,772,803	—	—	92,772,803
China	26,446,865	53,309,606	—	79,756,471
Sweden	72,763,699	—	—	72,763,699
Brazil	56,799,818	—	—	56,799,818
Other Countries	242,048,419	71,341,654	—	313,390,073
Mutual Funds	281,419,813	—	—	281,419,813
Total Investments	$4,669,325,821	$124,651,260	$—	$4,793,977,081

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,939,449)	$—	$(1,939,449)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $14,999,920 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $26,446,865 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,408,098,468
Gross unrealized appreciation	783,334,985
Gross unrealized depreciation	(397,456,372)
Net unrealized appreciation (depreciation)	$385,878,613

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,177	634,810,128	(401,294,652)	233,521,653

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$203,435	$233,521,653

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Supplemental Information (unaudited) – continued

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Dynegy, Inc.	6,436,529	169,951	(290,927)	6,315,553
NRG Yield, Inc., “A”	968,611	856,288	—	1,824,899

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Dynegy, Inc.	$(4,011,747)	$—	$2,320,944	$132,631,256
NRG Yield, Inc., “A”	—	—	844,830	31,351,765

	$(4,011,747)	$—	$3,165,774	$163,983,021

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

United States	73.5%
Portugal	5.2%
United Kingdom	3.1%
Canada	2.6%
Italy	2.6%
France	2.0%
China	1.7%
Sweden	1.5%
Brazil	1.2%
Other Countries	6.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.